Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 90,115	$ 13,811	¥ 140,132
Contract assets	6,194	949	7,824
Accounts receivable, net	27,013	4,140	28,903
Restricted cash	10,358	1,587	11,599
Other contract costs	47,125	7,222	54,088
Equity method investments	24,552	3,763	26,084
Property and equipment, net	146,891	22,512	220,118
Operating lease right-of-use assets	322,559	49,434	484,225
Intangible assets, net	19,337	2,964	24,968
Deferred tax assets	6,997	1,072	4,200
Goodwill	274,567	42,079	302,158
Long-term prepayments and other non-current assets	40,754	6,247	62,435
Prepayments and other current assets	50,658	7,764	64,790
Amounts due from related parties	7,934	1,216	9,662
Prepaid income tax	14,460	2,216	12,265
Total non-current assets	855,331	131,086	1,145,901
Total assets	1,098,830	168,404	1,463,565
Current liabilities
Accounts payable (including amounts of variable interest entities (“VIEs”) without recourse to the Company of RMB 14,648 and RMB 9,762 as of December 31, 2019 and 2020, respectively)	17,013	2,607	15,714
Bank loans (including amounts of VIEs without recourse to the Company of RMB 92,000 and 133,900 as of December 31, 2019 and 2020, respectively)	133,900	20,521	92,000
Deferred revenue (including amounts of VIEs without recourse to the Company of RMB 408,287 and RMB 341,934 as of December 31, 2019 and 2020, respectively)	341,934	52,404	408,287
Salary and welfare payable (including amounts of VIEs without recourse to the Company of RMB 71,334 and RMB 65,927 as of December 31, 2019 and 2020, respectively)	67,609	10,362	74,139
Financial liabilities from contracts with customers (including amounts of VIEs without recourse to the Company of RMB 490,095 and RMB 384,561 as of December 31, 2019 and 2020, respectively)	384,561	58,937	490,095
Accrued expenses and other payables (including amounts of VIEs without recourse to the Company of RMB 46,845 and RMB 43,009 as of December 31, 2019 and 2020, respectively)	46,030	7,054	48,457
Income taxes payable (including amounts of VIEs without recourse to the Company of RMB 495 and RMB 267 as of December 31, 2019 and 2020, respectively)	267	41	495
Amounts due to related parties (including amounts of VIEs without recourse to the Company of RMB 851 and RMB 159,739 as of December 31, 2019 and 2020, respectively)	50,192	7,692	851
Current operating lease liabilities (including amounts of VIEs without recourse to the Company of RMB 142,155 and 131,151 as of December 31, 2019 and 2020, respectively)	131,151	20,100	142,155
Total current liabilities	1,172,657	179,718	1,272,193
Non-current liabilities
Deferred revenue (including amounts of VIEs without recourse to the Company of RMB 60,528 and RMB 46,927 as of December 31, 2019 and 2020, respectively)	46,927	7,192	60,528
Deferred tax liabilities (including amounts of VIEs without recourse to the Company of RMB 14,085 and RMB 7,661 as of December 31, 2019 and 2020, respectively)	7,661	1,174	14,085
Operating lease liabilities (including amounts of VIEs without recourse to the Company of RMB 333,613 and 200,409 as of December 31, 2019 and 2020, respectively)	200,409	30,714	333,613
Non-current tax payable (including amounts of VIEs without recourse to the Company of RMB 26,085 and RMB 33,718 as of December 31, 2019 and 2020, respectively)	33,718	5,168	26,085
Total non-current liabilities	288,715	44,248	434,311
Total liabilities	1,461,372	223,966	1,706,504
Shareholders’ deficit
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 48,391,607 and 56,874,548 shares issued outstanding as of December 31, 2019 and 2020)	37	6	33
Subscriptions receivable
Additional paid-in capital	557,535	85,446	264,359
Accumulated deficit	(936,247)	(143,486)	(525,262)
Total deficit attributable to shareholders of the Company	(378,675)	(58,034)	(260,870)
Non-controlling interests	16,133	2,472	17,931
Total deficit	(362,542)	(55,562)	(242,939)
Total liabilities and shareholders’ deficit	1,098,830	168,404	1,463,565
Total current assets	¥ 243,499	$ 37,318	¥ 317,664